Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023		Jan. 31, 2023
Analysis Of Income And Expense [line items]
Interest income	$ 12,734	$ 12,457	[1]	$ 10,260	[1]
Interest expense	9,485	9,260	[1]	7,055	[1]
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income	11,056	10,895		9,048
Interest expense	8,938	8,822		6,736
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income	867	853		599
Other [member]
Analysis Of Income And Expense [line items]
Interest income	811	709		613
Interest expense	$ 547	$ 438		$ 319

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.